Filed pursuant to Rule 497(j)

Registration Nos. 333-03715 and 811-07619

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 31, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust (the “Registrant”)
File No. 333-03715

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Large Cap Value Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Growth Fund, Nuveen Concentrated Core Fund, Nuveen Core Dividend Fund, Nuveen Large Cap Core Plus Fund, Nuveen Equity Market Neutral Fund, Nuveen NWQ Global All-Cap Fund and Nuveen NWQ Global Equity Income Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 130, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on March 31, 2017.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren